FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net Cash Proceeds (Payments) on Debt Derivatives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Total payments on debt derivatives	$ (5,236)	$ (8,047)
Net (payments) proceeds on settlement of debt derivatives	(8)	80
Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	3,914	6,906
Total payments on debt derivatives	(3,931)	(6,826)
Net (payments) proceeds on settlement of debt derivatives	(17)	80
Debt derivatives | US commercial paper program
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	2,911	5,542
Total payments on debt derivatives	(2,926)	(5,441)
Debt derivatives | Credit facilities
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	1,003	1,364
Total payments on debt derivatives	$ (1,005)	$ (1,385)